Debt issued held at amortized cost	3 Months Ended
Jun. 30, 2018
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 14 Debt issued measured at amortized cost

CHF million	30.6.18	31.3.18	31.12.17
Certificates of deposit	12,720	18,779	23,831
Commercial paper	28,878	23,304	23,532
Other short-term debt	3,730	4,078	3,590
Short-term debt[1]	45,328	46,162	50,953
Senior unsecured debt	33,699	34,729	32,268
of which: issued by UBS AG with original maturity greater than one year[2]	33,697	34,725	32,256
Senior unsecured debt that contributes to total loss-absorbing capacity	29,123	26,431	27,233
Covered bonds	4,029	4,105	4,112
Subordinated debt	16,931	18,030	16,555
of which: high-trigger loss-absorbing additional tier 1 capital instruments	7,119	6,898	5,187
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,359	2,342	2,383
of which: low-trigger loss-absorbing tier 2 capital instruments	6,748	8,097	8,286
of which: non-Basel III-compliant tier 2 capital instruments	705	694	700
Debt issued through the Swiss central mortgage institutions	8,357	8,349	8,345
Other long-term debt	63	77	87
of which: issued by UBS AG with original maturity greater than one year[2]	54	58	66
Long-term debt[3]	92,201	91,721	88,599
Total debt issued measured at amortized cost[4]	137,530	137,883	139,551
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features, 100% of the balance as of 30 June 2018 was unsecured (31 March 2018: 100% of the balance was unsecured; 31 December 2017: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.